Organization, Operations and Basis of Presentation	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Organization, Operations and Basis of Presentation; Going Concern [Abstract]
Organization, Operations and Basis of Presentation; Going Concern

Note 1 — Organization, Operations and Basis of Presentation; Going Concern

Business and Operations

Loton, Corp (“we,” “us,” “our” or the “Company”) was incorporated under the laws of the State of Nevada on December 28, 2009. The Company’s mission is to aggregate live music and content driven by live music through mutually beneficial relationships with the world’s top talent, music companies, festivals and promoters and to provide fans with the opportunity to see their favorite festivals, concerts and experiences on any screen they choose across all video platforms and devices from mobile to home.

Basis of Presentation

The interim condensed consolidated financial statements included herein reflect all material adjustments (consisting of normal recurring adjustments and reclassifications and non-recurring adjustments) which, in the opinion of management, are ordinary and necessary for a fair presentation of results for the interim periods. Certain information and footnote disclosures required under the accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The Company believes that the disclosures are adequate to make the information presented not misleading. The condensed consolidated balance sheet information as of March 31, 2016 was derived from the audited consolidated financial statements included elsewhere in this registration statement. These condensed consolidated financial statements should be read in conjunction with the audited financial statements for the year ended March 31, 2016 and notes thereto included elsewhere in this registration statement.

The results of operations for the three and nine months ended December 31, 2016 are not necessarily indicative of the results to be expected for the entire fiscal year or for any other period.

The Company’s condensed consolidated financial statements for the three and nine months ended December 31, 2015 presented herein have been restated to present the Company’s former investment in OCHL on the equity basis of accounting and to correct for other prior errors. Please see Note 3 — Restatement of Prior Period Financial Statements for additional details.

Revenue Policy

The Company is primarily engaged in the emerging live and digital music space, including delivery of live music events and live music streaming, through LiveXLive, Corp., its wholly owned operating subsidiary. The Company recognizes revenue from its live events and show productions when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the show or live event has been completed and occurred and there are no future production obligations, (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured.

Forward Stock Split

In September 2016, the Company’s Board of Directors declared a 2-for-1 forward stock split of the Company’s common stock in the form of a dividend. All shares and per-share amounts have been restated as of the earliest period presented to reflect the stock split.

Going Concern

The Company’s consolidated financial statements have been prepared assuming that the Company will continue as a going concern, and which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business. As reflected in its consolidated financial statements, the Company had a stockholders’ deficit of $3,813,598 at December 31, 2016, and incurred a net loss of $9,143,122, and utilized net cash of $2,580,500 in operating activities for the nine month-period then ended. These factors raise substantial doubt about the Company’s ability to continue as a going concern. In addition, the Company’s independent public accounting firm in its audit report to the financial statements included elsewhere in this registration statement expressed substantial doubt about the Company’s ability to continue as a going concern. The Company’s consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management estimates that the current funds on hand will be sufficient to continue operations through September 2017. The Company’s ability to continue as a going concern is dependent on its ability to execute its strategy and on its ability to raise additional funds. The Company’s management is currently seeking additional funds, primarily through the issuance of equity and/or debt securities for cash to operate the Company’s business. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on its operations, in the case of debt financing or cause substantial dilution for the Company’s stockholders, in case of equity and/or convertible debt financing.

Note 1 — Organization, Operations and Basis of Presentation

Business and Operations

Loton, Corp (“we,” “us,” “our” or the “Company”) was incorporated under the laws of the State of Nevada on December 28, 2009. The Company’s mission is to aggregate live music and content driven by live music through mutually beneficial relationships with the world’s top talent, music companies, festivals and promoters and to provide fans with the opportunity to see their favorite festivals, concerts and experiences on any screen they choose across all video platforms and devices from mobile to home.

The Company also owns a 50% interest in Obar Camden Holdings Ltd. (“Obar Camden” or “OCHL”), a private limited company registered in England and Wales that engages in the operations of a nightclub and live music venue “KOKO” in Camden, London, England.

Basis of Presentation

The consolidated financial statements for the year ending March 31, 2015 presented herein have been restated to present the Company’s investment in OCHL on the equity basis of accounting and to correct for other prior errors. Please see Note 4 for details.

Going Concern

The Company’s consolidated financial statements have been prepared assuming that it will continue as a going concern, and which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business. As reflected in the consolidated financial statements, the Company had a working capital deficit of $4,824,418 at March 31, 2016, and incurred a net loss of $3,746,944, and utilized net cash used in operating activities $2,999,943 for the reporting period then ended. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management estimates that the current funds on hand will be sufficient to continue operations through December 31, 2016. The ability of the Company to continue as a going concern is dependent on the Company’s ability to execute its strategy and in its ability to raise additional funds. Management is currently seeking additional funds, primarily through the issuance of equity securities for cash to operate our business. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing or cause substantial dilution for our stock holders, in case or equity financing. Subsequent to the year ended March 31, 2016, the Company raised $1,250,000 through the sale of its common stock with warrants to certain accredited investors

Forward Stock Split

In September 2016, the Company’s Board of Directors declared a 2-for-1 forward stock split of the Company’s common stock in the form of a dividend. All shares and per-share amounts have been restated as of the earliest period presented to reflect the stock split.